UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

4020 South 147th Street   Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

2/28

Date of reporting period: 2/28/13

Item 1.  Reports to Stockholders.

Alternative Strategies Mutual Fund

Class I Shares (Symbol: AASFX)

Class A Shares (Symbol: AASAX)

Annual Report

February 28, 2013

1-866-506-7390

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Alternative Strategies Mutual Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Dear Shareholders,

During the twelve months ending February 28, 2013, the Alternative Strategies Fund was down 1.36%.  Over the same time period, the HFRX Global Hedge Fund Index and S&P 500 TR Index were up 2.73% and 13.46%, respectively.  During the first three months of the reporting period the Fund outperformed both benchmarks. The period from March 1, 2012 through May 31, 2012, can be characterized as a generally ‘risk off’ period with the S&P 500 TR Index losing 3.53%, and down 6.01% in the month of May alone.  Meanwhile, the HFRX Global Hedge Fund Index lost 1.59% and the Alternative Strategies Fund lost 1.43%.  After these first three months of the reporting period the financial markets were generally characterized as ‘risk on’ and advancing to the upside.  The inflection point that seemed to transition the markets and investor sentiment from risk off to risk on came during a European Central Bank, (“ECB”), press conference on July 26th when Mario Draghi, President of the ECB, stated; “Do whatever it takes to preserve the Euro”.  This event marked a key shift in global tail risk and investor confidence.  Over the last six months of the reporting period, global hedge fund investors made incremental but significant reallocations towards ‘directional’ strategies and away from convergent (arbitrage) strategies.  In fact, over that time period the Lyxor Hedge Fund Index market beta increased from a lowly 0.08 to a meaningful 0.31, the highest level since May 2011.  During the second quarter of the reporting period, June 1, 2012 through August 31, 2012, the Fund returned -0.38% and underperformed the HFRX Global Hedge Fund Index and S&P 500 TR Index by 1.13% and 8.32%, respectively.  While domestic equities largely snapped back, hedge funds in general lacked conviction and remained hesitant to add exposure and increase the risk of their portfolios.  Most alternative strategy managers remained largely cautious and defensive until the final three months of the reporting period.  During the 3Q of the reporting period, from September 1, 2012 to November 30, 2012, the Alternative Strategies Fund returned -0.66% and underperformed the HFRX Global Hedge Fund Index and S&P 500 TR Index by 0.94% and 1.92%, respectively.  The bulk of the Fund’s underperformance relative to the HFRX Global Hedge Fund Index, the Fund’s most appropriate benchmark, came during the final three months of the reporting period.  Over the three months ending February 28, 2013, the Alternative Strategies Fund returned +0.75% but underperformed the HFRX Global Hedge Fund Index and S&P 500 TR Index by 2.59% and 6.83%, respectively.

The primary drivers of the Fund’s underperformance over the total twelve month reporting period were lower market beta and leverage relative to the HFRX Global Hedge Fund Index during the latter half of the year.  The Fund maintained a defensive and risk-averse profile in an effort to protect capital from outsized downside risk relative to upside potential.  We currently have a modestly overvalued equity market with the average stock very fully priced.  Central Bank liquidity trumped fundamentals in 2012 and it could do so again in 2013, even in the face of weakened U.S. earnings growth.  The Federal Reserve has literally managed history by manipulating asset values, which in turn has overwhelmed basic fundamental analysis.  While the Federal Reserve remains "all in," which continues to inflate asset values, the risks of unintended consequences from extraordinarily low interest rates are mounting.  Real interest rates are at their lowest point in history, and the persistent low-rate environment is pushing yield seekers to lever up credit portfolios, which is setting the stage for a credit bubble.  With valuations high and growth scarce, we believe the risk of a significant market correction is high.  The U.S. economy is currently operating at slightly above stall speed and the key for the market will be avoiding a recession when the Fed's Quantitative Easing finally ends.  On the positive side, at least in the U.S., housing is on an upswing, unemployment is improving and capital spending is strong. Corporate balance sheets are in good shape, stock buy-backs are increasing and dividends are being raised.  Most importantly, the Federal Reserve will continue to provide liquidity, which should help consumer sentiment and provide a backstop for consumption.

Outsized downside risk and fundamental imbalances can be sustained for an irrational amount of time before investors notice.  Global uncertainty levels remain high with no resolution in sight for the U.S. fiscal deficit and unfunded liabilities, uncertainty over the viability of the European Monetary Union, and recognition that Japan is running out of options to address its debt and demographic dilemmas. These developed markets have all ‘kicked the can down the road’ through circular financing schemes, including implicit currency debasement of the U.S. Dollar, British Pound and Euro and explicit debasement of the Yen. While the macroeconomic outlook remains cloudy, there is agreement that the developed world economies are in a unique situation for which there is no historical precedent.  This unique situation complicates any attempt to determine fair value for securities and makes markets particularly dependent on political decisions rather than business and economic fundamentals.  At some point, the central bank engineered liquidity asset price bubble should reach a tipping point.  Recognizing the inflection point, and whether it is driven by inflation or default, will be essential for investors.

Entering March 2013, the apparent reduction in global downside risk and ensuing increase in risk appetite continue to impact the strategy allocations of the Alternative Strategies Fund model.  More specifically, over the last two months the Fund’s allocation model has increased exposure to higher beta strategies like, Long Short Equity and Long-Term Trend Following Commodity Trading Advisors, (“CTAs”), while decreasing exposure to lower beta strategies like, Convertible Bond Arbitrage and Market Neutral Equity.  Our highest ranked alternative strategies are Global Macro, Long-Term Managed Futures (Trend Following CTAs), and Long Short Equity – Long Bias.  The Fund’s multi-factor allocation approach identifies and invests in liquid alternative strategies exhibiting solid fundamentals and attractive momentum while emphasizing strategy diversification and risk mitigation.  While we support the recent increase in risk and understand that the prevailing market environment may persist, we remain liquid and attentive to any deterioration in strategy fundamentals, momentum, or risk profiles.

0948-NLD-4/17/2013

Alternative Strategies Mutual Fund

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through February 28, 2013

Annualized Total Returns as of February 28, 2013

	One Year	Since Inception – Class I*	Since Inception- Class A**
Alternative Strategies Mutual Fund – Class I	(1.36)%	(2.95)%	-
Alternative Strategies Mutual Fund – Class A
Without Sales Charge	(1.75)%	-	(2.79)%
With Sales Charge	(7.39)%	-	(4.10)%
S&P 500***	13.46%	4.94%	14.97%
HFRX Global Hedge Fund Index****	2.73%	(2.95)%	0.01%

________________

*Class I commenced operations on March 3, 2008.

**Class A commenced operations on October 15, 2008.

***The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

****The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus. Full strategy and regional descriptions (multi-language), as well as the full ‘HFRX Hedge Fund Indices Defined Formulaic Methodology’ may be downloaded at www.hfrx.com.  Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross annual operating expenses, including underlying funds, are 4.22% for Class A and 3.97% for Class I.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.  For performance information current to the most recent month-end, please call 1-866-506-7390.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS
February 28, 2013
Shares		Value

	COMMON STOCK - 16.52%
	AEROSPACE/DEFENSE - 1.25%
1,000	General Dynamics Corp. +	$ 67,970
1,800	L-3 Communications Holdings, Inc. +	137,286
800	Lockheed Martin Corp. +	70,400
		275,656
	AGRICULTURE - 1.10%
7,600	Archer-Daniels-Midland Co. +	242,136

	BANKS - 0.77%
3,000	State Street Corp. +	169,770

	BIOTECHNOLOGY - 0.75%
1,600	Celgene Corp. * +	165,088

	COAL - 1.07%
11,000	Peabody Energy Corp. +	237,160

	COMPUTERS - 1.25%
450	Apple, Inc. +	198,630
1,000	Cognizant Technology Solutions Corp. - Cl. A * +	76,770
		275,400
	DIVERSIFIED FINANCIAL SERVICES - 0.93%
6,500	NASDAQ OMX Group, Inc.	205,790

	ELECTRIC - 0.28%
1,000	Entergy Corp. +	62,260
1	Exelon Corp.	31
		62,291
	ENGINEERING & CONSTRUCTION - 0.03%
300	Engility Holdings, Inc. * +	5,661

	FINANCIAL - 0.00%
61,000	Meritor Savings Bank
		-
	HEALTHCARE-PRODUCTS - 1.06%
3,000	Medtronic, Inc. +	134,880
1,400	Varian Medical Systems, Inc. * +	98,882
		233,762
	HEALTHCARE-SERVICES - 0.45%
1,600	WellPoint, Inc. +	99,488

	INSURANCE - 0.45%
2,000	Aflac, Inc. +	99,900

	INTERNET - 1.09%
300	Google, Inc. - Cl. A * +	240,360

	MEDIA - 1.99%
7,000	DIRECTV * +	337,190
3,500	News Corp. +	102,410
		439,600

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 28, 2013
Shares		Value

	MINING - 1.17%
2,800	Rio Tinto PLC - ADR +	$ 150,192
250,000	St Andrew Goldfields Ltd. *	109,383
		259,575
	OIL & GAS - 1.53%
4,000	Chesapeake Energy Corp. +	80,640
3,700	Diamond Offshore Drilling, Inc. +	257,816
		338,456
	OIL & GAS SERVICES - 0.23%
800	Cameron International Corp. * +	50,976

	RETAIL - 0.67%
2,100	Wal-Mart Stores, Inc. +	148,638

	SEMICONDUCTORS - 0.45%
3,000	Broadcom Corp. +	102,330

	TOTAL COMMON STOCK	3,652,037
	(Cost - $3,207,516)

	MUTUAL FUNDS - 20.72%
	ASSET ALLOCATION FUNDS - 15.35%
81,000	Altegris Managed Futures Strategy Fund *	762,210
73,500	Arbitrage Event Driven Fund	718,095
95,500	CMG Absolute Return Strategies Fund *	888,150
114,500	Managers AMG Funds FQ Global Alternatives Fund	1,024,775
		3,393,230
	DEBT FUND - 5.37%
131,359	Forward Long/Short Credit Analysis Fund	1,186,173

	TOTAL MUTUAL FUNDS	4,579,403
	(Cost - $4,546,126)

	EXCHANGE TRADED FUNDS - 43.38%
	ASSET ALLOCATION FUNDS - 9.98%
9,200	CurrencyShares Euro Trust * +	1,191,308
38,040	PowerShares DB G10 Currency Harvest Fund * +	1,013,386
		2,204,694
	DEBT FUNDS - 21.45%
18,750	iShares S&P National Municipal Bond Fund +	2,097,937
36,450	SPDR Barclays High Yield Bond ETF +	1,490,076
21,780	WisdomTree Emerging Markets Local Debt Fund +	1,153,687
		4,741,700
	EQUITY FUNDS - 11.95%
38,000	Accuvest Global Long Short ETF *	849,680
15,000	Consumer Staples Select Sector SPDR Fund +	571,050
6,000	iShares Dow Jones US Home Construction Index Fund +	134,940
1,500	iShares Dow Jones US Real Estate Index Fund +	102,180
13,000	iShares Dow Jones US Telecommunications Sector Index Fund +	310,310

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 28, 2013
Shares		Value

	EQUITY FUNDS - 11.95% (Continued)
4,800	Technology Select Sector SPDR Fund +	$ 142,224
14,200	Utilities Select Sector SPDR Fund +	531,506
		2,641,890

	TOTAL EXCHANGE TRADED FUNDS	9,588,284
	(Cost - $9,509,308)

	SHORT-TERM INVESTMENTS - 17.56%
	MONEY MARKET FUND - 17.56%
3,880,462	AIM STIT - Liquid Assets Portfolio, 0.36% ** +	3,880,462
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $3,880,462)

	TOTAL INVESTMENTS - 98.18% (Cost - $21,143,412) (a)	$ 21,700,186
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.82%	401,643
	NET ASSETS - 100.00%	$ 22,101,829

Shares
	SECURITIES SOLD SHORT - (25.92) %
4,500	Energy Select Sector SPDR Fund	$ 349,605
35,500	SPDR S&P 500 ETF Trust	5,379,315
	TOTAL SECURITIES SOLD SHORT	$ 5,728,920
	(Proceeds - $5,682,681)
		Unrealized
		Appreciation/
Contracts	SHORT FUTURES CONTRACTS - (0.09) %	(Depreciation)
30	S&P E-Mini Future March 2013	$ (19,513)
	(Underlying Face Amount at Value $2,269,875)

* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on February 28, 2013.
ADR - American Depositary Reciept.
+ All or portion of these securities are pledged as collateral for short positions. Total collateral had a value of $13,601,083 at February 28, 2013.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $21,161,426 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 686,064
	Unrealized depreciation	(193,543)
	Net unrealized appreciation	$ 492,521

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
PORTFOLIO OF INVESTMENTS (Continued)
February 28, 2013

Portfolio Composition as of March 31, 2013
Percent of Net Assets
Common Stock	16.52%
Mutual Funds	20.72%
Exchange Traded Funds	43.38%
Short-term Investments	17.56%
Securitites Sold Short	(25.92)%
Short Futures Contracts	(0.09)%
Other Assets Less Liabilities	27.83%
Net Assets	100.00%

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2013

ASSETS
Investment securities:
At cost	$ 21,143,412
At value	21,700,186
Deposits for futures	384,679
Receivable from affiliates	9,220
Deposits for short sales	5,704,432
Receivable for futures - variation margin	3,750
Dividends and interest receivable	9,525
Prepaid expenses	44,854
TOTAL ASSETS	27,856,646

LIABILITIES
Distribution (12b-1) fees payable	7,251
Securities sold short (proceeds $5,682,681)	5,728,920
Investment advisory fees payable	619
Accrued expenses and other liabilities	18,027
TOTAL LIABILITIES	5,754,817
NET ASSETS	$ 22,101,829

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 26,935,551
Accumulated net investment loss	(95,436)
Accumulated net realized loss from security transactions,
short sales, purchased options, swaps, and futures	(5,229,308)
Net unrealized appreciation (depreciation) of:
Security transactions	556,774
Short sales	(46,239)
Futures	(19,513)

NET ASSETS	$ 22,101,829

Class A Shares:
Net Assets	$ 17,543,046
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,358,360
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)*	$ 12.91
Maximum offering price per share (maximum sales charges of 5.75%)	$ 13.70

Class I Shares:
Net Assets	$ 4,558,783
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	420,424
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)*	$ 10.84
_____
*If applicable, redemption price per share may be reduced by a redemption fee.

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
STATEMENT OF OPERATIONS
For the Year Ended February 28, 2013

INVESTMENT INCOME
Dividends (Less $4,260 Foreign tax withholding)	$ 273,312
Interest	149,237
TOTAL INVESTMENT INCOME	422,549

EXPENSES
Investment advisory fees	475,002
Dividends on short positions	72,557
Registration fees	52,999
Legal fees	54,402
Interest expense	49,554
Administrative services fees	45,000
Distribution (12b-1) fees- Class A	44,613
Transfer agent fees	35,499
Accounting services fees	30,053
Custodian fees	23,501
Compliance officer fees	22,751
Audit fees	21,002
Printing and postage expenses	13,604
Trustees' fees and expenses	9,631
Insurance expense	4,000
Other expenses	2,136
TOTAL EXPENSES	956,304
Fees waived by the Advisor	(157,515)
Fees waived by affiliates	(20,600)
NET EXPENSES	778,189

NET INVESTMENT LOSS	(355,640)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	440,974
Securities sold short	(329,326)
Purchased Options	(43,530)
Swaps	71,178
Futures	(666,077)
Foreign currency transactions	8,045
Total net realized loss on investments	(518,736)

Net change in unrealized appreciation (depreciation) of:
Investments	(477,964)
Securities sold short	555,294
Purchased options	6,657
Swaps	(2,315)
Futures	370,837
Total net change in unrealized appreciation (depreciation)	452,509

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(66,227)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (421,867)

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	February 28, 2013	February 28, 2012
FROM OPERATIONS
Net investment loss	$ (355,640)	$ (344,200)
Net realized loss from investments, securities sold short, purchased options, swaps and futures
	(518,736)	(3,770,583)
Distributions of long-term capital gains from other investment companies	-	1,398
Net change in unrealized appreciation (depreciation) of investments, securities
sold short, purchased options, swaps and futures	452,509	(1,404,017)
Net decrease in net assets resulting from operations	(421,867)	(5,517,402)

FROM SHARES OF BENEFICIAL INTEREST
Class A:
Proceeds from shares sold	11,483	20,357,592
Redemption fee proceeds	-	1,486
Payments for shares redeemed	(667,342)	(1,574,013)
Net increase (decrease) in net assets from shares of beneficial interest	(655,859)	18,785,065
Class I:
Proceeds from shares sold	57,144	5,122,781
Redemption fee proceeds	3	2,641
Payments for shares redeemed	(3,574,562)	(15,680,436)
Net decrease in net assets from shares of beneficial interest	(3,517,415)	(10,555,014)

Net increase (decrease) in net assets from shares of beneficial interest	(4,173,274)	8,230,051

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,595,141)	2,712,649

NET ASSETS
Beginning of Year	26,696,970	23,984,321
End of Year *	$ 22,101,829	$ 26,696,970
* Includes accumulated net investment loss of:	$ (95,436)	$ (118,705)

SHARE ACTIVITY
Class A
Shares Sold	1,737	1,367,712
Shares Redeemed	(51,525)	(110,727)
Net increase (decrease) in shares of beneficial interest outstanding	(49,788)	1,256,985

Class I
Shares Sold	5,437	411,385
Shares Redeemed	(330,278)	(1,331,537)
Net decrease in shares of beneficial interest outstanding	(324,841)	(920,152)

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund - Class A
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Years Ended February 28 or 29,						Period Ended
	2013	2012		2011		2010	February 28, 2009 (1)

Net asset value, beginning of period	$ 13.14	$ 15.56		$ 15.25		$ 13.83	$ 15.00

Activity from investment operations:
Net investment income (loss) (2)	(0.20)	(0.20)		(0.18)		(0.21)	0.03
Net realized and unrealized gain (loss)
on investments	(0.03)	(2.22)		0.80		1.63	(1.23)
Total from investment operations	(0.23)	(2.42)		0.62		1.42	(1.20)
Less distributions from:
Net investment income	-	-		-		-	(0.09)
Net realized gains	-	-		(0.31)		-	-
Total distributions	-	-		(0.31)		-	(0.09)

Paid-in-capital from redemption fees	-	0.00	(7)	0.00	(7)	-	0.12

Net asset value, end of period	$ 12.91	$ 13.14		$ 15.56		$ 15.25	$ 13.83

Total return (3)	(1.75)%	(15.55)%		4.11%		10.27%	(7.19)%

Net assets, end of period (000s)	$ 17,543	$ 18,505		$ 2,352		$ 3,109	$ 377

Ratio of expenses to average net assets:
Before reimbursement (4)(5)	3.99%	4.07%		3.89%		4.23%	6.63%
Net of reimbursement (4)(5)	3.25%	3.64%		3.46%		3.33%	3.18%

Ratio of expenses to average net assets (net of dividend and interest expense):

Before reimbursement (4)(5)	3.49%	3.18%		3.18%		3.65%	6.20%
Net of reimbursement (4)(5)	2.75%	2.75%		2.75%		2.75%	2.75%

Ratio of net investment income (loss) to average net assets:
Before reimbursement (4)(5)(6)	(2.26)%	(1.90)%		(1.63)%		(2.28)%	(2.80)%
Net of reimbursement (4)(5)(6)	(1.53)%	(1.47)%		(1.21)%		(1.38)%	0.65%

Portfolio Turnover Rate (3)	337%	370%		224%		438%	347%

(1)	Class A commenced operations on November 5, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Not annualized for periods less than a full year.
(4) Annualized for periods of less than one year.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7) Less than a half cent per share.

See accompanying notes to financial statements.

/TD>

Alternative Strategies Mutual Fund - Class I
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Years Ended February 28 or 29,								Period Ended
	2013		2012		2011		2010		February 28, 2009 (1)

Net asset value, beginning of period	$ 10.99		$ 12.99		$ 12.74		$ 11.53		$ 13.00

Activity from investment operations:
Net investment income (loss) (2)	(0.14)		(0.11)		(0.11)		(0.13)		0.08
Net realized and unrealized gain (loss)
on investments	(0.01)		(1.89)		0.67		1.34		(1.45)
Total from investment operations	(0.15)		(2.00)		0.56		1.21		(1.37)
Less distributions from:
Net investment income	-		-		-		0.00	(7)	(0.10)
Net realized gains	-		-		(0.31)		-		-
Total distributions	-		-		(0.31)		0.00	(7)	(0.10)

Paid-in-capital from redemption fees	0.00	(7)	0.00	(7)	0.00	(7)	0.00	(7)	-

Net asset value, end of period	$ 10.84		$ 10.99		$ 12.99		$ 12.74		$ 11.53

Total return (3)	(1.36)%		(15.40)%		4.45%		10.51%		(10.59)%

Net assets, end of period (000s)	$ 4,559		$ 8,192		$ 21,632		$ 30,183		$ 11,269

Ratio of expenses to average net assets:
Before reimbursement (4)(5)	3.74%		3.82%		3.64%		3.95%		4.73%
Net of reimbursement (4)(5)	3.00%		3.39%		3.22%		3.05%		2.95%

Ratio of expenses to average net assets (net of dividend and interest expense):

Before reimbursement (4)(5)	3.24%		2.93%		2.92%		3.40%		4.54%
Net of reimbursement (4)(5)	2.50%		2.50%		2.50%		2.50%		2.76%

Ratio of net investment income (loss) to average net assets:
Before reimbursement (4)(5)(6)	(2.01)%		(1.36)%		(1.33)%		(1.91)%		(1.11)%
Net of reimbursement (4)(5)(6)	(1.28)%		(0.93)%		(0.91)%		(1.01)%		0.67%

Portfolio Turnover Rate (3)	337%		370%		224%		438%		347%

(1)	Class I commenced operations on March 3, 2008.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods of less than one year.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7) Less than a half cent per share.

See accompanying notes to financial statements.

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS

February 28, 2013

1.

ORGANIZATION

Alternative Strategies Mutual Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  Prior to June 27, 2011, the Fund was a series of the Trust for Professional Managers (the “Predecessor Fund”).  The Fund’s investment objective is long-term capital appreciation with low correlation to broad market indices.  The Fund commenced operations on March 3, 2008.  Effective October 15, 2008, the Fund issued a new class of shares, Class A, and renamed the existing class as Class I.  Class A shares commenced operations on November 5, 2008.  Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.   Class I shares are offered at net asset value.   Each class of shares has identical rights and privileges except with respect to the distribution fees, and voting rights on matters affecting a single class of shares.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.    Options and futures contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

 issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments:
Common Stock*	$ 3,652,037	$ -	$ -	$ 3,652,037
Mutual Funds	4,579,403	-	-	4,579,403
Exchange-Traded Funds	9,588,284			9,588,284
Short-Term Investments	3,880,462	-	-	3,880,462
Total	$ 21,700,186	$ -	$ -	$ 21,700,186
Liabilities
Securities Sold Short	$ 5,728,920	$ -	$ -	$ 5,728,920
Futures Contracts**	19,513	-	-	19,513
Total	$ 5,748,433	$ -	$ -	$ 5,748,433

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to record transfers into and out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*Please refer to the Portfolio of Investments for Industry classifications.

**Futures Contracts are derivative instruments not reflected in the Schedule of Investments. This amount represents net unrealized depreciation on futures contracts purchased and sold as of February 28, 2013.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012) or expected to be taken in the Fund’s 2013 tax return. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

Futures Contracts – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Fund is subject to equity price risk and currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

When a fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.  When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure –

Fair Values of Derivative Instruments in the Fund as of February 28, 2013:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity contracts:	Receivables, Net Assets -		Payables, Net Assets - Net Unrealized
	Unrealized Appreciation	$ -	Depreciation	$ 19,513	#

		$ -		$ 19,513

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

# Cumulative depreciation of futures contracts is reported in the above table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of Derivative Instruments on the Statement of Operations for the year ended February 28, 2013:

Change in
Unrealized
		Realized Gain	Appreciation or
Contract Type/	Location of Gain or (Loss) On	or (Loss) on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity contracts	Net realized gain (loss) from purchased options, futures, and swaps/
Net change in unrealized appreciation (depreciation)
	from purchased options, futures, and swaps	$ (411,924)	$ 273,725

Commodity contracts	Net realized gain (loss) from purchased options and futures/Net change in unrealized appreciation (depreciation) from
	puchased options and futures	(80,271)	24,977

Interest rate contracts	Net realized gain (loss) from futures/Net change in unrealized
	appreciation (depreciation) from futures	(50,229)	(11,614)

Foreign currency contracts	Net realized gain (loss) from purchased options and futures/
Net change in unrealized appreciation (depreciation) from
	purchased options and futures	(96,005)	88,091

Total		$ (638,429)	$ 375,179

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives.  The Fund may enter into various swap transactions for investment purposes to manage equity risk.  These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.  Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.  The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations.   A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations.  The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.  Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The derivative instruments outstanding as of February 28, 2013 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

the year as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the year ended February 28, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $47,284,126 and $57,059,244, respectively.

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Ascentia Capital Partners, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Trust, on behalf of the Fund, has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services.  Prior to June 27, 2011, such services were provided by U.S. Bancorp Fund Services, LLC.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets.  For the year ended February 28, 2013, the Fund incurred $475,002 of advisory fees.

Pursuant to a written contract (the "Waiver Agreement"), the Advisor has agreed, at least until August 31, 2013 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation) do not exceed 2.75% for

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

Class A shares and 2.50% for Class I shares with respect to the average daily net assets for each share class.  These amounts will herein be referred to as the "expense limitations."  For the year ended February 28, 2013, expenses of $157,515 incurred by the Fund were waived by the Advisor.

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund's operating expense to exceed the respective expense limitation.  If any Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended.

As of February 28, 2013, the following amounts are subject to recapture by the Advisor by February 28 or 29 of the following years:

2014	2015	2016	Totals
$ 134,260	$ 90,907	$ 157,515	$ 382,682

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time. The amount of reimbursement that expired in the year ended February 28, 2013 was $173,703.

Sub-advisory services were provided to the Funds, pursuant to agreements between the Advisor and the below listed sub-advisers.  Under the terms of these sub-advisory agreements, the Advisor compensated the sub-advisers based on the portion of the Fund’s average daily net assets which they had been allocated to manage.

Armored Wolf, LLC

Dunham & Associates Investment Counsel, Inc.

DuPont Capital Management Corporation

Sage Capital Management, LLC

Palladiem, LLC

Research Affiliates, LLC (“Research Affiliates”) served solely as a signal provider to the Fund’s Advisor.

As of September 3, 2012, each of the sub-advisory agreements between the Advisor and Dunham Associates Investment Counsel, Inc., DuPont Capital Management Corporation and Sage Capital Management, LLC terminated as a result of prior written notice of termination given by the Advisor.

As of September 30, 2012, the license agreement between the Advisor and Research Affiliates terminated as a result of prior written notice of termination given by the Advisor.  Research Affiliates is no longer providing signals to the Advisor.

As of December 31, 2012, the sub-advisory agreements between the Advisor and Palladiem, LLC and Armored Wolf, LLC terminated as a result of written notice of termination given on November 7, 2012 and November 28, 2012, respectively. After December 31, 2012, the Advisor no longer allocated any portion of the Fund’s assets to sub-advisors.

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

Distributor- The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets for Class A shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the year ended February 28, 2013, pursuant to the Plan, Class A shares paid $44,613.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class I shares. The Distributor is an affiliate of GFS. For the year ended February 28, 2013, the Distributor received no compensation in underwriting commissions for sales of Class A shares.

Trustees- Effective October 2012, each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to October 2012, each Trustee who is not affiliated with the Trust or Adviser received a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, which was paid at the beginning of each calendar quarter. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. For the year ended February 28, 2013, GFS waived service fees of $20,600. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of February 28, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	Loss and	Appreciation/	Accumulated
Income	Gains	Forward	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (5,230,743)	$ -	$ (95,500)	$ 492,521	$ (4,833,722)

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

The difference between book basis and tax basis unrealized appreciation, accumulated net investment loss and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $95,500.

At February 28, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Year Generated	Short-Term	Long-Term	Total	Expiration

2/28/2011	$ 516,819	$ -	$ 516,819	2/28/2019
2/29/2012	2,145,059	806,947	2,952,006	no expiration
2/28/2013	976,230	785,688	1,761,918	no expiration

TOTAL	$ 3,638,108	$ 1,592,635	$ 5,230,743

Permanent book and tax differences, primarily attributable to the book/ tax basis treatment of net operating losses and foreign currency gains, and adjustments for swaps, passive foreign investment companies, grantor trusts, partnerships, return of capital distributions and adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held open for more than 45 days, resulted in reclassification for the period ended February 28, 2013 as follows:

Undistributed	Undistributed	Other	Paid
Ordinary	Long-Term	Book/Tax	In
Income (Loss)	Gains (Loss)	Differences	Capital
$ 378,909	$ (101,924)	$ -	$ (276,985)

6. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Fund’s minimum account balance requirement. The redemption fee is paid directly to the Fund.  For the year ended February 28, 2013, the Fund assessed $3 in redemption fees for Class I shares.

7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of February 28, 2013, UBS Financial Services, Inc, an account holding shares for the benefit of others in nominee name, held approximately 83% of the voting securities of Class A shares. Ameritrade, Inc, and NFS, LLC, both accounts holding shares for the benefit of others in nominee name, held approximately 42% and 27%, respectively, of the voting securities of Class I shares.

Alternative Strategies Mutual Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

February 28, 2013

8. LINE OF CREDIT

The Fund had a line of credit in the amount of $5,000,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Borrowings are secured by the Fund’s investments. Interest will be accrued at the prime rate. The credit facility is with the Fund’s custodian, U.S. Bank, N.A.  During the year ended February 28, 2013, the Fund did not borrow on the line of credit.

9.  NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

10.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees Alternative Strategies Mutual Fund (Northern Lights Fund Trust II)

We  have  audited  the  accompanying   statement  of  assets  and  liabilities,  including  the  portfolio  of investments, of Alternative Strategies Mutual Fund (the "Fund"),  a series of Northern Lights Fund Trust II, as of February  28, 2013,  and the  related statement  of operations  for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial  statements  and financial  highlights are the responsibility  of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to February 29, 2012, were audited by another independent registered public accounting firm whose report dated April 29, 2011, expressed an unqualified opinion.

We conducted our audits in accordance  with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance   about   whether   the   financial statements   and   financial   highlights   are   free   of   material misstatement.    An  audit  includes  examining,  on  a  test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of February 28, 2013, by correspondence  with the custodian and brokers.   An audit also includes assessing the accounting principles  used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable  basis for our opinion.

In our opinion, the financial  statements  and financial  highlights referred to above present fairly, in all material respects, the financial  position of Alternative Strategies Mutual Fund as of February 28, 2013, the  results  of  its operations  for  the  year  then ended,  the  changes  in  its  net assets  and  the  financial highlights for each of the two years in the period then ended, in conformity  with accounting  principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD. Cleveland, Ohio

April 29,2013

Registered with the Public Company Accounting Oversight Board

Alternative Strategies Mutual Fund

SUPPLEMENTAL INFORMATION (Unaudited)

February 28, 2013

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee

Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010)	24	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	24	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense)
Keith Rhoades 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	24	NONE
Randy Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	24	Orizon Investment Counsel (financial services company) Board Member

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Brian Nielsen** 1972	Trustee Since May 2011

Director, Secretary and General Counsel of Constellation Trust Company since 2004; Secretary and General Counsel of Gemcom, LLC (financial printer) since 2004; Secretary, Manager and General Counsel of Northern Lights Compliance Services, LLC since 2004; Secretary and Chief Legal Officer of AdvisorOne Funds since 2003;  Secretary and General Counsel of Gemini Fund Services, LLC since 2012; General Counsel, Manager, CEO and Secretary of Northern Lights Distributors, LLC (mutual fund distributor) since 2003; General Counsel and Secretary of NorthStar Financial Services Group, LLC since 2003; General Counsel and Secretary of CLS Investments, LLC (investment advisor) since 2001; General Counsel and Secretary of Orion Advisor Services, LLC (back-office servicing company) since 2001;  Assistant Secretary to Northern Lights Fund Trust since 2011; and Assistant Secretary of Gemini Fund Services, LLC (2003-2012); Manager, Arbor Point Advisors, LLC (since 2012).

			24	NONE
Kevin Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (since 2004)	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary Since May 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Erik Naviloff 80 Arkay Drive. Hauppauge, NY 11788 1969	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Emile Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 -  2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011);

			N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-506-7390.

2/28/13-NLII-V2

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

At an Organizational meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on May 17, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Alternative Strategies Mutual Fund (the “Fund”), a series of the Trust, and Ascentia Capital Partners, LLC (“Ascentia” or the “Adviser”).  The Board further considered the approval of sub-advisory agreements (the “Sub-Advisory Agreements”) between Ascentia and Armored Wolf, LLC, Dunham Associates Investment Counsel, Inc., DuPont Capital Management Corporation and Sage Capital Management, LLC (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

In advance of the May 17, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement and the Sub-Advisory Agreements.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement and the Sub-Advisory Agreements, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements and comparative information relating to the advisory and sub-advisory fees and other expenses of the Fund.  The materials also included detailed comparative information regarding the Predecessor Fund’s performance, due diligence materials relating to the Adviser and the Sub-Advisers (including due diligence questionnaires completed by the Adviser and each of the Sub-Advisers, the Adviser’s and Sub-Advisers’ Forms ADV, select financial information of the Adviser, bibliographic information regarding the Adviser’s and the Sub-Advisers’ key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement and each of the Sub-Advisory Agreements with respect to the Fund.

In considering the continuation of the Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by Ascentia related to the proposed Investment Advisory Agreement with the Trust, including Ascentia’s ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Predecessor Fund and that would perform services for the Fund, including the team of individuals that primarily monitor and execute the investment process.  The Board discussed the extent of Ascentia’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund under a “manager of managers” structure, as well as the qualifications, experience and responsibilities of the portfolio managers at each of the Sub-Advisers involved in the day-to-day activities of the Fund.  The Board considered the fact that the Adviser had chosen the Fund’s investment strategy and had selected each of the Sub-Advisers to make the day-to-day investment decisions for the Fund.  In addition, the Board noted that each Sub-Adviser would be subject to continuous review and ongoing oversight by the Adviser’s compliance staff, and their hiring, termination or replacement would be based on the Adviser’s recommendations, subject to the Board’s approval. Additionally, the Board received satisfactory responses from representatives of Ascentia with respect to a series of important questions, including: whether Ascentia was involved in any lawsuits or pending regulatory actions; whether Ascentia’s management of other accounts would conflict with its management of the Fund; and whether Ascentia has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by Ascentia of its practices for monitoring compliance with the Fund’s investment limitations, noting Ascentia’s CCO periodically reviews the portfolio managers’ performance of their duties to ensure compliance under the Adviser’s compliance program.  The Board then reviewed the capitalization of Ascentia based on financial information provided by Ascentia and discussions with Ascentia and concluded that Ascentia was sufficiently capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.  The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund under a “manager of managers” structure, and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund were satisfactory and reliable.

Performance.   In assessing the portfolio management services provided by the Adviser under the “manager of managers” structure, the Board, including the Independent Trustees, considered the past performance of the Predecessor Funds and each of the Sub-Advisers as well as other factors relating to the Adviser’s track record. The Board then reviewed the allocation of the Predecessor Fund’s assets to each Sub-Adviser and performance of each Sub-Adviser.  The Board concluded that the performance obtained by each Sub-Adviser, as well as the overall performance of the Predecessor Fund under the management of the Adviser, was satisfactory.

            Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by the Adviser, the Board discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory and overall expenses compared to a peer group comprised of funds constructed by the Adviser with similar investment objectives and strategies and of similar size. The Board reviewed the contractual arrangements for the Fund, which stated that the Adviser had agreed to waive or limit its management fee and/or reimburse expenses at least until August 31, 2012, to limit net annual operating expenses, and found such arrangements to be beneficial to shareholders.  The Board concluded that based on the Adviser’s experience, expertise, and services to be provided to the Fund, the fees to be charged by the Adviser were reasonable.  The Board concluded that the advisory fees and expense cap for the Fund were reasonable in light of the Fund’s “manager of managers” structure because the Adviser is responsible for the sub-advisory fees payable to the Sub-Advisers out of the Adviser’s contractual advisory fee paid to it by the Fund.  In addition, the Board considered that the Adviser would be responsible for monitoring four different Sub-Advisers for the Fund.  In so doing, the Adviser would commit substantial financial and other resources to the management of the Fund utilizing the “manager of managers” structure.  The Board concluded that the Fund’s management fee and overall expenses are warranted in light of the Fund’s multi-strategy, “manager of managers” structure.

Profitability.  The Board also considered the level of profits that could be expected to accrue to the Adviser with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of the Adviser provided by the Adviser.  With respect to the Adviser, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from the Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, the Adviser’s expectations for growth of the Fund, and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

The Board then reviewed each Sub-Advisory Agreement.  In addition to the materials described above, the Trustees reviewed: (i) the nature and quality of the investment advisory services to be provided by each of the Sub-Advisers, including the experience and qualifications of the personnel providing such services; (ii) the investment strategies and style of investing of the Sub-Advisers; (iii) the performance history of the Sub-Advisers with respect to assets allocated to them by the Adviser for the Predecessor Fund; and (iv) each Sub-Adviser’s financial condition, history of operations and ownership structure.  In considering each of the Sub-Advisory Agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services.  As to the nature, quality and extent of the services provided by the Sub-Advisers, the Board noted the experience of the portfolio management and research personnel of each Sub-Adviser, including their experience in the investment field, education and industry credentials.  The Board discussed the financial condition of each Sub-Adviser and reviewed supporting materials.  The Board reviewed the presentation materials prepared by each Sub-Adviser describing their investment process.  The Board discussed each Sub-Adviser’s compliance structure and broker selection process.  The Board concluded that each Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreements and that the nature, overall quality and extent of investment management services to be provided to the Fund were satisfactory.

Performance. The Board, including the Independent Trustees, considered the Predecessor Fund’s performance, including the performance relating specifically to the portion of the Predecessor Fund’s assets allocated to each of the Sub-Advisers. The Board concluded that the performance obtained by the each of the Sub-Advisers for the Predecessor Fund was satisfactory.  Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Sub-Advisers’ management of the Fund’s portfolio.

Fees, Expenses and Profitability.  As to the costs of the services to be provided and profits to be realized by each Sub-Adviser, the Board discussed the proposed sub-advisory fees of each Sub-Adviser.  The Board considered that the Sub-Advisers are each to be paid by the Adviser out of its advisory fees and not by the Fund.  The Adviser confirmed to the Board that the sub-advisory fees to be paid to the Sub-Advisers were reasonable in light of the anticipated quality of the services to be performed by them.  The Trustees also believed, based on information that the Adviser provided that the Sub-Advisory Agreements have been negotiated at arm’s-length between the Adviser and each of the Sub-Advisers. As to profitability, the Trustees discussed the total fees previously paid, and expected to be paid to each Sub-Adviser based on the Predecessor Fund’s current assets, and noted that the Sub-Advisers will receive no other compensation from the Fund or the Adviser except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement.  As to the costs of the services to be provided, and profits to be realized by each, the Trustees reviewed profitability analyses that were provided. However, because all sub-advisory fees will be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the respective sub-advisory fees. Consequently, the Board did not consider the costs of services provided by the Sub-Advisors or their profitability to be significant factors.  Based on all these factors, the Board concluded that the sub-advisory fees to be paid under the Sub-Advisory Agreements were reasonable in light of the services to be provided thereunder.

Economies of Scale.  Since the sub-advisory fees are not paid by the Fund, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

Conclusion.  The Board considered all of the foregoing factors.  In considering the Sub-Advisory Agreements, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances, including the recommendation of the Adviser with respect to each of the Sub-Advisers.  Based on this review and recommendation, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, unanimously concluded with respect to each of the Sub-Advisers., with respect to each Sub-Advisory Agreement, that (a) the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the  sub-advisory fees are reasonable and do not result in duplicative fees charged to shareholders; and (c) the Sub-Advisory Agreement is in the best interests of the Fund and its shareholders.

Alternative Strategies Mutual Fund

EXPENSE EXAMPLES

February 28, 2013 (Unaudited)

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/12	Ending Account Value 2/28/13	Annualized Expense Ratio	Expense Paid During Period* 9/1/12-2/28/13
Actual
Class A	$1,000.00	$ 999.20	2.75%	$ 13.63
Class I	$1,000.00	$ 985.40	2.50%	$ 12.51
Hypothetical (5% return before expenses)
Class A	$1,000.00	$ 1,000.90	2.75%	$ 12.40
Class I	$1,000.00	$ 1,012.40	2.50%	$ 12.47

*  Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended February 28, 2013 (181) divided by the number of days in the fiscal year (365).

Privacy Policy

Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-506-7390 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-506-7390.

INVESTMENT ADVISOR

Ascentia Capital Partners, LLC

5485 Kietzke Lane

Reno, Nevada 89511

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Rhoades is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2013 - $17,000

2012 – $17,000

(b)

Audit-Related Fees

2013 – None

2012 – None

(c)

Tax Fees

2013 – $3,000

2012 – $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2013 – None

2012 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2013

2012

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2013 – $3,000

2012 – $3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

5/6/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

5/6/13

By (Signature and Title)

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

5/6/13